Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.80864%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,876,097.26

Principal:
Principal Collections	$29,342,254.83
Prepayments in Full	$13,834,038.83
Liquidation Proceeds	$787,655.14
Recoveries	$95,640.11
Sub Total	$44,059,588.91
Collections	$48,935,686.17

Purchase Amounts:
Purchase Amounts Related to Principal	$550,835.75
Purchase Amounts Related to Interest	$3,907.64
Sub Total	$554,743.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,490,429.56

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,490,429.56
Servicing Fee	$1,056,358.33	$1,056,358.33	$0.00	$0.00	$48,434,071.23
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$48,434,071.23
Interest - Class A-2a Notes	$1,384,906.18	$1,384,906.18	$0.00	$0.00	$47,049,165.05
Interest - Class A-2b Notes	$1,065,987.28	$1,065,987.28	$0.00	$0.00	$45,983,177.77
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$43,895,536.10
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$43,596,152.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,596,152.77
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$43,376,857.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,376,857.10
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$43,226,446.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,226,446.18
Regular Principal Payment	$58,020,913.28	$43,226,446.18	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,490,429.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,226,446.18
Total					$43,226,446.18

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$25,215,426.94	$72.04	$1,384,906.18	$3.96	$26,600,333.12	$76.00
Class A-2b Notes	$18,011,019.24	$72.04	$1,065,987.28	$4.26	$19,077,006.52	$76.30
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$43,226,446.18	$27.38	$5,207,625.05	$3.30	$48,434,071.23	$30.68

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$298,363,988.19	0.8524685	$273,148,561.25	0.7804245
Class A-2b Notes	$213,117,134.42	0.8524685	$195,106,115.18	0.7804245
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,140,421,122.61	0.7222701	$1,097,194,676.43	0.6948932

Pool Information
Weighted Average APR	4.924%	4.938%
Weighted Average Remaining Term	49.56	48.77
Number of Receivables Outstanding	40,815	39,991
Pool Balance	$1,267,629,997.48	$1,222,472,835.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,169,369,873.77	$1,128,368,864.80
Pool Factor	0.7372596	0.7109960

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$94,103,970.61
Targeted Overcollateralization Amount	$140,072,626.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$125,278,158.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$642,377.52
(Recoveries)		21	$95,640.11
Net Loss for Current Collection Period			$546,737.41
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5176%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3010%
Second Prior Collection Period			0.2580%
Prior Collection Period			0.5878%
Current Collection Period			0.5270%
Four Month Average (Current and Prior Three Collection Periods)			0.4184%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		662	$3,697,137.95
(Cumulative Recoveries)			$281,793.67
Cumulative Net Loss for All Collection Periods			$3,415,344.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1986%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,584.80
Average Net Loss for Receivables that have experienced a Realized Loss			$5,159.13

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.69%	213	$8,393,279.11
61-90 Days Delinquent	0.14%	40	$1,746,485.08
91-120 Days Delinquent	0.06%	13	$686,189.51
Over 120 Days Delinquent	0.04%	8	$434,925.26
Total Delinquent Receivables	0.92%	274	$11,260,878.96

Repossession Inventory:
Repossessed in the Current Collection Period		20	$794,272.33
Total Repossessed Inventory		30	$1,280,996.55

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1729%
Prior Collection Period			0.1519%
Current Collection Period			0.1525%
Three Month Average			0.1591%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2346%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	10

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	87	$3,624,004.80
2 Months Extended	119	$5,166,130.81
3+ Months Extended	24	$1,029,003.73

Total Receivables Extended	230	$9,819,139.34
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer